Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Asia Equity Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI All Country Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	19.55%	[1]	12.72%	[1]	6.41%	[1]	Jul. 29, 2011	[1]	25.02%	13.58%	6.65%	22.44%	12.93%	6.35%	24.86%	[2]	13.27%	[2]	6.34%	[2]	Jul. 29, 2011	[2]	25.02%	13.58%	6.65%	22.44%	12.93%	6.35%	27.05%	14.14%	7.08%	Jul. 29, 2011	25.02%	13.58%	6.65%	22.44%	12.93%	6.35%	27.22%	14.43%	7.41%	Jul. 29, 2011	27.35%	13.79%	6.66%	Jul. 29, 2011	16.30%	11.53%	5.79%	Jul. 29, 2011	25.02%	13.58%	6.65%	22.44%	12.93%	6.35%	27.23%	14.17%	6.91%	Jul. 29, 2011	25.02%	13.58%	6.65%	22.44%	12.93%	6.35%	26.94%	14.27%	7.23%	Jul. 29, 2011	25.02%	13.58%	6.65%	22.44%	12.93%	6.35%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.